Loss per share - From continuing and discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss
Loss for the purpose of basic loss per share being net loss attributable to equity shareholders of the company, from the continuing operations	$ (34,536)	$ (39,218)	$ (42,569)
Loss for the purpose of diluted loss per share being net loss attributable to equity shareholders of the company, from the continuing operations	(34,536)	(39,218)	(42,569)
Loss for the purpose of basic loss per share being net loss attributable to equity shareholders of the company, from the discontinued operations	(3,173)	(7,086)	(20,155)
Loss for the purpose of diluted loss per share being net loss attributable to equity shareholders of the company, from the discontinued operations	(3,173)	(7,086)	(20,155)
Loss for the purpose of basic loss per share being net loss attributable to equity shareholders of the company, from the discontinued operations	(37,709)	(46,304)	(62,724)
Loss for the purpose of diluted loss per share being net loss attributable to equity shareholders of the company, from the discontinued operations	$ (37,709)	$ (46,304)	$ (62,724)
Number of shares
Weighted-average number of ordinary shares for the purposes of basic loss per share (in shares)	14,052,085	12,494,648	11,246,010
Weighted-average number of ordinary shares for the purposes of diluted loss per share (in shares)	14,052,085	12,494,648	11,246,010